Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill [Abstract]
Summary of Reconciliation of Goodwill

	Year ended December 31,
	2022	2021
	£000s	£000s
Balance at start of year	7,592	8,125
Translation adjustment	417	(533)
Balance at end of year	8,009	7,592